Significant Accounting Policies - Going concern (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	May 16, 2019	Mar. 22, 2017
Going concern
Current assets	$ 325,580	$ 437,534
Current liabilities	779,123	459,349
Working capital position	(453,543)
Unearned revenue	69,768	$ 59,612
8.875% Senior Notes
Going concern
Current liabilities	$ 315,000
Interest rate on borrowings	8.875%	8.875%	8.875%	8.875%	8.875%